Consolidated Balance Sheets - USD ($)		Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalent		$ 2,212,707	$ 4,193,839
Restricted cash			70,721
Accounts receivable, net		14,144,098	17,281,112
Notes receivable		151,757
Loan receivable, net		743,321	1,351,915
Prepayments, deposits and other current assets, net		673,930	1,702,483
Total Current Assets		18,545,579	25,497,485
Property and equipment, net		5,744,391	5,980,692
Intangible assets, net		6,096,818	11,072,858
Prepayments, deposits and other assets		27,019,546	37,689,697
Long term investment		122,870
Goodwill		2,805,485	4,838,820
Right-of-use assets-operating lease		539,705	338,017
Deferred tax assets		768,447	977,450
Total Assets		61,642,841	86,395,019
CURRENT LIABILITIES:
Short-term bank loans		1,715,977	3,877,084
Long term bank loan-current portion		57,771
Accounts payable		13,990,263	18,073,964
Convertible notes			6,574,380
Deferred revenue		1,984,828	1,855,313
Loan from third parties		1,185,982	578,573
Operating lease liabilities -current		319,296	215,253
Taxes payable		291,727	244,770
Accrued expenses and other current liabilities		494,582	3,038,236
Total Current Liabilities		20,040,760	34,457,791
Operating lease liabilities -non-current		237,174	146,932
Long term bank loan		1,357,767
Deferred tax liabilities			1,882,829
Total Liabilities		21,635,701	36,487,552
COMMITMENTS AND CONTINGENCIES
EQUITY:
Additional paid-in capital		353,206,145	363,712,513
Subscription receivable		(30,400,000)	(55,906,186)
Accumulated deficit		(281,990,538)	(255,789,851)
Accumulated other comprehensive loss		(5,335,019)	(6,072,241)
Total X3 Holdings Co., Ltd.’s Shareholders’ Equity		35,481,074	45,944,303
Non-controlling interest		4,526,066	3,963,164
Total Equity		40,007,140	49,907,467
Total Liabilities and Equity		61,642,841	86,395,019
Class A Common Shares
EQUITY:
Common shares, value	[1]	480	68
Class B Common Shares
EQUITY:
Common shares, value		6
Related Party
CURRENT ASSETS:
Due from related parties		619,766	897,415
CURRENT LIABILITIES:
Due to a related party		$ 334	$ 218

[1]	Retroactively restated for one-for-thirty reverse split with effective date of February 10, 2026.